Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Cash Flows from Operating Activities:
Net loss	$ (5,520,872)	$ (4,267,719)	$ (10,509,603)	$ (6,086,197)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	110,471	163,159	274,896	289,289
Stock-based compensation	955,214	1,642,194	3,117,807	1,765,074
Stock issued for services	140,340	0	366,541	0
Beneficial conversion feature			0	116,667
Accretion of deferred financing costs			0	51,624
Loss on extinguishment of debt			322,000	0
Debt discount on deferred financing	9,816	0
(Increase) decrease in operating assets:
Accounts receivable	147,761	61,831	(12,036)	10,406
Inventory	(20,444)	(96,140)	(81,781)	(16,458)
Prepaid expenses and other assets	35,796	5,720	159,509	22,431
Increase (decrease) in operating liabilities:
Accounts payable	(157,921)	27,901	186,756	136,689
Accrued expenses	30,805	(53,225)	293,666	17,845
Total adjustments	1,251,838	1,751,440
Net Cash Used in Operating Activities	(4,269,034)	(2,516,279)	(5,878,741)	(3,693,898)
Cash Flows from Investing Activities:
Purchase of property and equipment	(5,221)	(17,607)	(30,657)	(104,411)
Acquisition of intellectual property			0	(205,200)
Net Cash Used in Investing Activities	(5,221)	(17,607)	(30,657)	(309,611)
Cash Flows from Financing Activities:
Proceeds from Loan	1,350,000	0	2,300,000	0
Proceeds received from exercising warrants			150,000	0
Payments on accrued interest			(75,226)	0
Proceeds received from stock subscription receivable			175,000
Proceeds from issuance of stock	2,720,000	2,523,800	3,276,310	5,380,632
Net Cash Provided by Financing Activities	4,070,000	2,523,800	5,826,084	5,380,632
Net Increase (Decrease) in Cash and Cash Equivalents	(204,255)	(10,086)	(83,314)	1,377,123
Cash and Cash Equivalents, beginning of period	1,654,171	1,740,989	1,740,989	362,598
Change in foreign currency	(3,855)	0	(3,504)	1,268
Cash and Cash Equivalents, end of period	1,446,061	1,730,903	1,654,171	1,740,989
Supplemental Disclosure Information:
Cash paid for interest	51,150	10,129	77,586	58,803
Cash paid for taxes	0	0	0	0
Non-cash Disclosures:
Stock issued for interest	$ 89,171	$ 0	27,000	0
Cancellation of treasury stock			31,501	0
Stock issued for prepaid services			53,055	0
Financing and extinguishment of debt			0	350,000
Exchanged debt for common shares			$ 0	$ 28,000